Restructuring costs	12 Months Ended
Dec. 31, 2025
Restructuring provision [abstract]
Restructuring costs	9. Restructuring costs
Restructuring costs of R247 million (2024: R550 million, 2023: R515 million) were incurred in 2025 and included voluntary separation packages.
The restructuring costs at the SA gold operations and the SA PGM operations amounted to R60 million (2024: R43 million, 2023: R113 million)
and R8 million (2024: R269 million, 2023: R351 million), respectively. Restructuring costs incurred at Sandouville amounted to R170 million.
Also included in the restructuring costs for the year ended 31 December 2024 was restructuring costs incurred at Stillwater and Burnstone amounting to R126 million and R77 million, respectively.